Stock Incentive Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Cypress Holdings Inc And Subsidiaries [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Incentive Plans
19.	STOCK INCENTIVE PLANS
General
—On April 27, 2017, Cypress Holdings adopted the 2017 Stock Option Plan of Cypress Holdings, Inc. (the “2017 Plan”). The purpose of the 2017 Plan is to enable the Company to attract, retain, and motivate employees and consultants of the Company and its subsidiaries by allowing them to become owners of common stock enabling them to benefit directly from the growth, development, and financial successes of the Company.
Pursuant to the 2017 Plan, the number of shares of Series B common stock that may be subject to stock incentives should not exceed 201,445 shares in the aggregate. At June 30, 2021, the Company has 20,770 shares available for grant under the plan.
Options have time-based vesting or performance-based with a market condition vesting requirements. Options expire on the tenth anniversary of the grant date.
For time-based awards, the Company records stock compensation expense on a straight-line basis over the service-vesting period. Time-based awards generally vest ratably over a five-year period based on continued service. Vesting of the time-based awards can be accelerated in certain circumstances, such as an initial public offering or sale of the Company.
For performance-based awards with a market condition, the Company does not currently recognize stock compensation expense. The awards will vest and the Company will recognize stock compensation expense when all three of the following are probable of occurring:

•	an occurrence of a liquidity event related to the common stock (for example, sale of the Company or an initial public offering),

•	the Company meets its principal equity owners’ return target of at least 2 times their initial investment, and

•	the employee is employed or the consultant is actively engaged by the Company.
Stock Options
— During the six months ended June 30, 2021, the Company granted 8,288 stock options, of which 8,088 have time-based vesting and 200 have performance-based with a market condition vesting. The exercise price of all stock options granted during the six months ended June 30, 2021 is equal to the fair value of the underlying shares at the grant date.
The valuation of time-based stock options granted during the six months ended June 30, 2021 was determined using the Black-Scholes option valuation model using the following assumptions:

Expected term (in years)	6.5
Expected volatility	40%
Expected dividend yield	0%
Risk-free interest rate	0.62 - 0.67%
Fair value at valuation date	$1,250
For performance-based awards with a market condition, the market condition is required to be considered when calculating the grant date fair value. ASC Topic 718 requires the Company to select a valuation technique that best fits the circumstances of an award. In order to reflect the substantive characteristics of the performance-based awards with a market condition, a Monte Carlo simulation valuation model was used to calculate the grant date fair value of such stock options. Monte Carlo approaches are a class of computational algorithms that rely on repeated random sampling to compute their results. This approach allows the calculation of the fair value of such stock options based on a large number of possible scenarios. Stock-based compensation expense for the performance-based awards with a market condition is not recognized until the performance condition is probable of occurring. The valuation of the performance-based awards with a market condition granted during the six months ending June 30, 2021 was determined through the Monte Carlo simulation model using the following assumptions:

Expected term (in years)	5.5
Expected volatility	33%
Expected dividend yield	0%
Risk-free interest rate	0.44%
Fair value at valuation date	$298
Expected Term—The expected term represents the period that the stock-based awards are expected to be outstanding. The Company uses the simplified method to determine the expected term for its option grants. The simplified method calculates the expected term as the average of the time-to-vesting
and the contractual life of the options. The Company uses the simplified method to determine its expected term because of its limited history of stock option exercise activity.
Expected Volatility—Since the Company is privately held and does not have any trading history for its common stock, the expected volatility is estimated based on the average volatility for comparable publicly traded companies over a period equal to the expected term of the stock option grants.
Expected Dividend—Historically, the Company has not paid regular dividends on its common stock and has no plans to pay dividends on common stock on a regular basis. The Company does not have a dividend policy. Therefore, the Company used an expected dividend yield of zero.
Risk-Free Interest Rate—The risk-free interest rate is based on the US Treasury zero coupon issues in effect at the time of grant for periods corresponding with the expected term of awards.
The Company used a
pre-vesting
forfeiture rate to estimate the number of options that are expected to vest that was based on the Company’s historical turnover rate.
Stock-based compensation expense has been recorded in the accompanying condensed consolidated statements of operations and comprehensive income (loss) as follows for the three and six months ended June 30, 2021 and 2020 (in thousands):

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2021	2020	2021	2020
Cost of revenues	$176	$160	$394	$239
Research and development	700	416	1,275	621
Sales and marketing	735	696	1,289	1,075
General and administrative	1,272	999	12,579	3,526

Total stock-based compensation expense	$2,883	$2,271	$15,537	$5,461

Option activity for the six months ended June 30, 2021, is summarized below:

	Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Options outstanding—December 31, 2020	163,177	1,033	6.9	337,358

Granted	8,288	3,100
Exercised	(479)	971
Forfeited and canceled	(750)	1,542

Options outstanding—June 30, 2021	170,236	1,131	6.6	402,520

Options exercisable—June 30, 2021	57,485	1,036	6.3	141,418

Options vested and expected to vest—June 30, 2021	153,913	1,123	6.6	365,110

The weighted-average grant-date fair value for time-based options granted during the six months ended June 30, 2021 was $1,250. The weighted-average grant-date fair value for performance-based and market-based options granted during the six months ended June 30, 2021 was $298.
During the six months ended June 30, 2021, the Company issued 473 shares of Class B Common Stock upon exercise of 479 stock options. As part of cashless exercises, 6 shares were applied to the exercise price and tax obligations of the option holders.
The aggregate intrinsic value of options exercised during the six months ended June 30, 2021 was $1.0 million.
The fair value of the options vested during the six months ended June 30, 2021 was $8.7 million.
As of June 30, 2021, there was $18.0 million of unrecognized stock compensation expense related to non-vested
time-based awards which is expected to be recognized over a weighted-average period of 3.2 years. As of June 30, 2021, there was $17.1 million of unrecognized stock compensation expense related to non-vested
performance-based awards with a market condition.
Phantom Stock Plan
—During the year ended December 31, 2018, the Company adopted a Phantom Stock Plan, which provides for the issuance of phantom shares of the Company’s Series B common stock (“Phantom Shares”) to eligible employees under the 2017 Plan. Awards under the Phantom Stock Plan are settled in cash and thus accounted for as liability awards. The shares issued under the Phantom Stock Plan reduce the number of shares available for issuance under the 2017 Plan.
Phantom shares vest under the same time-based or performance-based with a market condition as the stock options granted under the 2017 Plan.
No Phantom Shares were granted during the six months ended June 30, 2021. At June 30, 2021, 3,900 phantom shares are outstanding.
The valuation of Phantom Shares is measured based on the fair value per share of our Class B common stock.
During the three months ended June 30, 2021 and 2020, the Company recognized stock-based compensation expense of $0.3 million and $0.1 million, respectively, related to the Phantom Shares. During the six months ended June 30, 2021 and 2020, the Company recognized stock-based compensation expense of $1.1 million and $0.1 million, respectively. At June 30, 2021 and December 31, 2020, the outstanding liability for the outstanding phantom shares is $4.3 million and $3.2 million, respectively, and is classified within other liabilities in the accompanying condensed consolidated balance sheets.

17.	STOCK INCENTIVE PLANS
General
—On April 27, 2017, Cypress Holdings adopted the 2017 Stock Option Plan of Cypress Holdings, Inc. (the “2017 Plan”). The purpose of the 2017 Plan is to enable the Company to attract, retain, and motivate employees and consultants of the Company and its subsidiaries by allowing them to become owners of common stock enabling them to benefit directly from the growth, development, and financial successes of the Company.
Pursuant to the 2017 Plan, the number of shares of Series B common stock that may be subject to stock incentives should not exceed 201,445 shares in the aggregate. At December 31, 2020, the Company has 31,879 shares available for grant under the plan.
Options have time-based vesting or performance-based and market-based vesting requirements. Options expire on the tenth anniversary of the grant date.
For time-based awards, the Company records stock compensation expense on a straight-line
basis over the service-vesting period. Time-based awards generally vest ratably over a five-year period based on continued

service. Vesting of the
time-based
awards can be accelerated in certain circumstances, such as an initial public offering or sale of the Company.
For awards with performance-based and market-based vesting, the Company does not currently recognize stock compensation expense. The awards will vest and the Company will recognize stock compensation expense when all three of the following are probable of occurring:

•	an occurrence of a liquidity event related to the common stock (for example, sale of the Company or an initial public offering),

•	the Company meets its private equity sponsors’ return target of at least 2 times their initial investment, and

•	the employee is employed or the consultant is actively engaged by the Company.
Stock Options
— During the year ended December 31, 2020, the Company granted 12,363 stock options, of which 6,195 have time-based vesting and 6,168 have performance-based and market-based vesting. During the year ended December 31, 2019, the Company granted 12,720 stock options, of which 6,378 have time-based vesting and 6,342 have performance-based and market-based vesting. During the year ended December 31, 2018, the Company granted 9,838 stock options, of which 4,927 have time-based vesting and 4,911 have performance-based and market-based vesting. The exercise price of all stock options granted during the years ended December 31, 2019 and 2018 is equal to the fair value of the underlying shares at the grant date.
The valuation of time-based stock options was determined using the
Black-Scholes
option valuation model using the following assumptions:

	Year ended December 31,
	2020	2019	2018
Expected term (in years)	6.5	6.5	6.5
Expected volatility	40%	40%	40%
Expected dividend yield	0%	0%	0%
Risk-free interest rate	0.39 - 0.45%	1.62 - 2.38%	2.64 - 2.99%
Fair value at Valuation Date	$622	$525	$474
For stock options which contain performance and market conditions, the market conditions are required to be considered when calculating the grant date fair value. ASC Topic 718 requires the Company to select a valuation technique that best fits the circumstances of an award. In order to reflect the substantive characteristics of the awards with performance and market conditions, a Monte Carlo simulation valuation model was used to calculate the grant date fair value of such stock options. Monte Carlo approaches are a class of computational algorithms that rely on repeated random sampling to compute their results. This approach allows the calculation of the fair value of such stock options based on a large number of possible scenarios. Stock-based compensation expense for the performance-based and market-based options is not recognized until the performance condition is probable of occurring. The valuation of the performance-based and market-based options was determined through the Monte Carlo simulation model using the following assumptions:

	Year ended December 31,
	2020	2019	2018
Expected term (in years)	5.5	6.5	6.5
Expected volatility	33%	40%	45%
Expected dividend yield	0%	0%	0%
Risk-free interest rate	0.44%	2.38%	2.93%
Fair value at Valuation Date	$298	$228	$200
Expected Term—The expected term represents the period that the stock-based awards are expected to be outstanding. The Company uses the simplified method to determine the expected term for its option grants.

The simplified method calculates the expected term as the average of the time-to-vesting
and the contractual life of the options. The Company uses the simplified method to determine its expected term because of its limited history of stock option exercise activity.
Expected Volatility—Since the Company is privately held and does not have any trading history for its common stock, the expected volatility is estimated based on the average volatility for comparable publicly traded companies over a period equal to the expected term of the stock option grants.
Expected Dividend—Historically, the Company has not paid regular dividends on its common stock and has no plans to pay dividends on common stock on a regular basis. The Company does not have a dividend policy. Therefore, the Company used an expected dividend yield of zero.
Risk-Free Interest Rate—The risk-free interest rate is based on the US Treasury zero coupon issues in effect at the time of grant for periods corresponding with the expected term of awards.
The Company used a
pre-vesting
forfeiture rate to estimate the number of options that are expected to vest that was based on the Company’s historical turnover rate.
On July 26, 2018, the Company modified the exercise price of its outstanding 148,926 options from $1,000 per share to $966 per share as a result of a one-time
cash dividend to the Company shareholders. This increased the fair value of each time-based vesting option outstanding option by $10. As a result, at the time of modification the Company recorded an additional $0.1 million in stock-based compensation expense related to the vested options and expects to recognize an additional $0.6 million over the remaining vesting period of the modified options. For the performance-based and market-based vesting options, the new fair value was determined using a Monte Carlo simulation valuation model. Based on the assumptions above, the fair value of the options was $200 per option.
Stock-based compensation expense has been recorded in the accompanying consolidated statements of operations and comprehensive loss as follows for the years ended December 31, 2020, 2019 and 2018 (in thousands):

	Year ended December 31,
	2020	2019	2018
Cost of Revenues	$494	$485	$454
Research and development	1,174	1,216	1,095
Sales and marketing	2,024	1,858	2,207
General and administrative	7,644	3,565	3,443

Total share-based compensation expense	$11,336	$7,124	$7,199

Option activity for the years ended December 31, 2020, 2019 and 2018, is summarized below:

	Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)

Options outstanding—January 1, 2018	145,350	$1,000	9.5	—

Granted	9,838	1,032
Exercised	(114)	966
Forfeited and canceled	(5,956)	974

Options outstanding—December 31, 2018	149,118	969	8.6	30,652

Granted	12,720	1,216
Exercised	(926)	966
Forfeited and canceled	(6,102)	966

	Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)

Options outstanding—December 31, 2019	154,810	990	7.7	88,271

Granted	12,363	1,560
Exercised	(1,398)	971
Forfeited and canceled	(2,598)	1,028

Options outstanding—December 31, 2020	163,177	1,033	6.9	337,358

Options exercisable—December 31, 2020	41,230	976	6.6	87,582

Options vested and expected to vest—December 31, 2020	145,907	1,023	6.9	303,007

At December 31, 2020, 2019 and 2018, the total vested options were 41,230, 27,567 and 14,191, respectively.
The
weighted-average
grant-date fair value for time-based options granted during the years ended December 31, 2020, 2019 and 2018, was $622, $525 and $474, respectively. The weighted-average
grant-date fair value for performance-based and market-based options granted during the years ended December 31, 2020, 2019 and 2018, was $298, $228 and $200, respectively.
During the year ended, December 31, 2020, the Company issued 971 shares of Class B Common Stock upon exercise of 1,398 stock options. As part of cashless exercises, 427 shares were applied to the exercise price and tax obligations of the option holders.
During the year ended, December 31, 2019, the Company issued 688 shares of Class B Common Stock upon exercise of 926 stock options. As part of cashless exercises, 238 shares were applied to the exercise price and tax obligations of the option holders.
During the year ended, December 31, 2018, the Company issued 16 shares of Class B Common Stock upon a cashless exercise of 114 stock options. As part of the cashless exercise, 98 of the exercised options were applied to the exercise price and tax obligations of the option holders.
The aggregate intrinsic value of options exercised during the years ended December 31, 2020, 2019 and 2018 was $823 thousand, $451 thousand and $24 thousand, respectively.
The fair value of the options vested during the years ended December 31, 2020, 2019 and 2018 was $6.9 million, $6.7 million and $6.5 million, respectively.
As of December 31, 2020, there was $14.5 million of unrecognized stock compensation expense related to non-vested
time-based awards which is expected to be recognized over a weighted-average period of 2.5 years. As of December 31, 2020, there was $17.2 million of unrecognized stock compensation expense related to non-vested
performance-based and market-based awards.
Phantom Stock Plan
-During the year ended December 31, 2018, the Company adopted a Phantom Stock Plan, which provides for the issuance of phantom shares of the Company’s Series B common stock (“Phantom Shares”) to eligible employees under the 2017 Plan. Awards under the Phantom Stock Plan are settled in cash and thus accounted for as liability awards. The shares issued under the Phantom Stock Plan reduce the number of shares available for issuance under the 2017 Plan.
Phantom shares vest under the same time-based or performance-based and market-based conditions as the stock options granted under the 2017 Plan.

No Phantom Shares were granted during the years ended December 31, 2020 and 2019.
During the year ended December 31, 2018, 4,060 phantom shares were granted. At December 31, 2020, 3,930 phantom shares are outstanding.
The valuation of Phantom Shares is measured based on the fair value per share of our Class B common stock.
During the years ended December 31, 2020, 2019 and 2018, the Company recognized stock-based compensation expense of $2.2 million, $0.6 million and $0.3 million, respectively, related to the Phantom Shares, recorded within general and administrative expenses in the accompanying consolidated statements of operations and comprehensive loss. At December 31, 2020 and 2019, the outstanding liability for the outstanding phantom shares is $3.2 million and $0.9 million, respectively, and is classified within other liabilities in the accompanying consolidated balance sheets.